Employee benefits - Employee Benefit Expenses (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Apr. 01, 2023
Employee Benefits [Abstract]
Wages and salaries	¥ 2,671	¥ 2,271	¥ 2,009
Social security contributions	303	302	244
Termination benefits	0	39	1
Other	9	5	28
Total	¥ 2,983	¥ 2,617	¥ 2,282